Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plans

13. Employee Benefit Plans

Pension Plan

The Company operates a defined contribution group personal pension plan for all of its UK based employees. Company contributions to the plan totaled approximately $51,000 and $52,000 for the years ended December 31, 2024 and 2023, respectively.

401(k) Plan

The 401(k) Plan provides for matching contributions by the Company in an amount equal to the lesser of 100% of the employee’s deferral or 6% of the U.S. employee’s qualifying compensation. The 401(k) Plan is intended to qualify under Section 401(k) of the Internal Revenue Code, so that contributions to the 401(k) Plan by employees or by the Company, and the investment earnings thereon, are not taxable to the employees until they are withdrawn. Company matching contributions are tax deductible by the Company when made. In 2024, Company employees could elect to reduce their current compensation by up to the statutorily prescribed annual limit of $23,000 if under 50 years old and $30,500 if over 50 years old and to have those funds contributed to the 401(k) Plan. The Company made contributions of approximately $40,000 and $103,000 to the 401(k) Plan for the years ended December 31, 2024 and 2023, respectively.